Revenue - Changes in the company's deferred revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Deferred revenue at the beginning of the year	¥ 12,051
Reclassification of VAT payable to Accrued expenses and other liabilities		¥ (562)
Reclassification of Advance from customers		¥ 53,091
Cash received in advance, net of VAT	5,327,054
Revenue recognized from opening balance of Deferred revenue	(64,580)
Revenue recognized from Deferred revenue	(5,264,576)
Deferred revenue at the end of the year	¥ 62,478
Remaining performance obligations, practical expedient	true